Investment Securities - Schedule of Equity Instruments at Fair Value through Other Comprehensive Income (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 4,172,892
Listed [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	3,453,493
Unlisted [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income	¥ 719,399